Balances of Investments in Affiliates (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	$ 39,480,196	¥ 255,744,809	¥ 171,479,738
Total investment in affiliates	50,349,786	326,155,843	222,231,778
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	1,708,672	11,068,436	9,866,531
Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	837,407	5,424,558	4,733,539
Wanjia Win-Win Assets Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	7,885,063	51,077,862	35,314,370
Wuhu Bona Film Investment Management Limited
Schedule of Investments [Line Items]
Equity investments	136,661	885,264	837,600
Beijing Shengyi Technology And Art Company Limited [Member]
Schedule of Investments [Line Items]
Equity investments	301,787	1,954,914
Real Estate Funds
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	7,243,881	46,924,414	35,353,199
Private Equity Funds Products
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	32,229,855	208,778,546	136,038,095
Other Fixed Income Investments [Member]
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	$ 6,460	¥ 41,849	¥ 88,444